Related Party Balances and Transactions	9 Months Ended
Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
(10)	Related Party Balances and Transactions

During the nine months ended September 30, 2011, the Company declared and paid a dividend in the amount of $290,829 to Mr. Ming Zhou Tan (“Mr. Tan”) to acquire his remaining 38% equity interest in Shanxi Wealth.  During the nine months ended September 30, 2011, Mr. Tan loaned $770 to the Company.  As of September 30, 2011 and December 31, 2010, amount due to shareholders totaled $14,841 and $14,070, respectively.

During the year ended December 31, 2010, the Company entered into an office lease agreement for its corporate offices in office space owned by Mr. Tan. The lease is for a term of 5 years and provides for monthly lease payments of $11,833. For the three months and nine months ended September 30, 2011, the Company incurred approximately $36,000 and $107,000, respectively, lease expense related to this office lease in its consolidated financial statements.

During the years ended December 31, 2010, the Company loaned a total amount of $115,163 and, on a non-interest bearing basis, to an affiliated company, which is owned by the Company’s shareholders, Mr. Tan and Ms. Hong Yu Du (“Ms Du”), the wife of Mr. Tan.   In addition, during the year ended December 31, 2010, through a restructuring process, Jiangmen Wealth paid $74,705 and $463,160 on behalf of Mr. Tan and Ms. Du to acquire 100% equity interest of Guizhou Yufeng and 62% equity interest of Shainxi Wealth, respectively. Upon completion of this restructuring, the remaining 38% of Shainxi Wealth was owned by Mr. Tan who assigned all the ownership rights including voting rights to Jiangmen Wealth.  Mr. Tan and Ms. Du collectively owned 100% of Jiangmen Wealth and its subsidiaries after this restructuring.